Concentration of major customers and suppliers (Details Narrative)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2023
Customer Two
Total sales	55.90%	27.70%
Accounts receivable	12.00%		21.70%
One Customer
Total sales		12.00%
Accounts receivable	99.30%		87.00%
Supplier One
Total Purchase	22.80%	16.70%
Advances to supplier	45.60%		46.00%
Supplier Two
Total Purchase	18.30%	15.70%
Advances to supplier	17.80%		18.00%
Supplier Three
Total Purchase	14.10%	12.80%
Advances to supplier	16.50%		13.00%
Supplier Four
Total Purchase	11.00%	12.20%
Advances to supplier	10.20%